CONSTRUCTION IN PROGRESS (Tables)	12 Months Ended
Dec. 31, 2013
Construction In Progress [Abstract]
Construction In Progress [Table Text Block]
A summary of construction in progress is as follows:

	December 31,
	2013	2012

Balance beginning	$1,219,884	$1,676,522
Additions	-	21,873
Transfer to fixed assets	-	(403,724)
Write off	-	(91,189)
Effect of foreign exchange rate changes	35,546	16,402
	$1,255,430	$1,219,884

	Balance at December 31, 2013	Estimated cost to complete as of December 31, 2013	Estimated time to complete

Plant	$1,255,430	$-	Temporarily ceased construction